Income taxes	12 Months Ended
Dec. 31, 2024
Income taxes
Income taxes

14. Income taxes

Cayman Islands

X Financial is a company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, YZT (HK) Limited and YX (HK) Limited, subsidiaries of the Group located in Hong Kong, are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. No income tax expense for these entities has been recognized in the consolidated financial statements as they have no assessable income for the years ended December 31, 2022, 2023 and 2024.

Chinese Mainland

Under the Law of the PRC on Enterprise Income Tax (the “EIT Law”), the Company’s subsidiaries, VIEs and subsidiaries of the VIEs established in the Chinese Mainland are subject to an income tax rate of 25% for the years presented. A subsidiary was granted a 15% preferential income tax rate as a qualified enterprise under an incentive regime, initially effective from 2020 to 2022, with the eligibility subsequently extended through 2025. Additionally, under a different incentive regime, one VIE and another Group subsidiary operating in a specific preferential tax jurisdiction were eligible to be levied at a reduced income tax rate of 15%. The VIE has been eligible for reduced tax rate from 2020 to 2025, while the subsidiary’s eligibility period runs from 2023 through 2025.

Uncertainties exist with respect to how the current income tax law in the Chinese Mainland applies to the Group’s overall operations, and more specifically, with regard to its tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the Chinese Mainland will be considered residents for Chinese Income Tax purposes if the place of effective management or control is within the Chinese Mainland. The implementation rules to the EIT Law provide that non-resident legal entities will be considered Chinese Mainland residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the Chinese Mainland. Despite the present uncertainties resulting from the limited Chinese Mainland tax guidance on the issue, the Group does not believe that the legal entities organized outside of the Chinese Mainland within the Group should be treated as residents for EIT Law purposes and, therefore, has not recorded an unrecognized tax benefit for this tax position. If the Chinese Mainland taxing authorities subsequently determine that the Company and its subsidiaries registered outside the Chinese Mainland should be deemed resident enterprises, the Company and its subsidiaries registered outside the Chinese Mainland will be subject to Chinese Mainland income taxes, at a statutory income tax rate of 25%.

According to PRC Administration of the Levy and Collection of Taxes Law, the statute of limitations is three years if an underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. Tax years from 2015 to the current year for the Group’s Chinese Mainland subsidiaries are subject to examination by the Chinese Mainland taxing authorities.

Current tax expense and deferred tax expense (benefit), which are substantially all for Chinese Mainland income taxes, are as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Current tax expense	193,768,237	278,695,689	432,950,473	59,313,972
Deferred tax expense (benefit)	202,305,809	(17,565,186)	(27,248,759)	(3,733,065)
Total income tax expense	396,074,046	261,130,503	405,701,714	55,580,907

Income before income taxes for different jurisdictions is shown as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Cayman Islands entity	(5,585,777)	(3,703,756)	(7,595,959)	(1,040,642)
Hong Kong entities	(17,758,020)	1,137,814	11,787,138	1,614,831
Chinese Mainland entities	1,243,239,973	1,471,143,931	1,890,138,917	258,947,970
Total	1,219,896,176	1,468,577,989	1,894,330,096	259,522,159

A reconciliation between income tax expense computed by applying the Chinese Mainland income tax rate of 25%, the income tax jurisdiction where the Group has substantially all of its operations, to income before income taxes and the reported amount of income tax expense is as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Expected income tax at Chinese Mainland income tax rate	304,974,043	367,144,498	473,582,524	64,880,540
Share based compensation expense not deductible for income tax purposes	13,384,454	10,649,553	10,044,452	1,376,084
Other expenses not deductible for income tax purposes	4,399,168	916,343	1,671,017	228,928
Effect of preferential tax rate(1)	(15,977,099)	(134,240,494)	(207,311,932)	(28,401,618)
Effect of different tax rate of subsidiary operation in other jurisdictions	2,905,876	(214,788)	2,299,728	315,061
Research and development tax deduction	(16,996,590)	(20,676,415)	(21,231,000)	(2,908,635)
Change in valuation allowance	101,490,352	11,432,693	81,585,304	11,177,140
Income tax on subsidiary earnings	—	24,459,727	57,750,000	7,911,718
Others	1,893,842	1,659,386	7,311,621	1,001,689
Total	396,074,046	261,130,503	405,701,714	55,580,907
(1)	The aggregate amount and per share effect of the preferential tax rate are as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
The aggregate amount income tax expense of the preferential tax rate	15,977,099	134,240,494	207,311,932	28,401,618
The aggregate effect on basic and diluted net income per share:
—Basic	0.05	0.47	0.72	0.10
—Diluted	0.05	0.46	0.71	0.10

The tax effects of temporary differences and carry forwards that give rise to the deferred tax balances at December 31, 2023 and 2024 are as follows:

	As of December 31,	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Deferred tax assets:
Long-term investments, net of impairment	20,723,436	20,191,218	2,766,186
Advertising and market related expense carryforwards (1)	22,251,219	11,251,555	1,541,457
Accounts receivable and contract assets	7,123,587	16,048,561	2,198,644
Guarantee liabilities	16,879,995	77,314,528	10,592,047
Financial guarantee derivatives	159,210,663	159,210,663	21,811,771
Loan receivable from Xiaoying Housing Loans	13,887,028	14,318,757	1,961,662
Loans receivable from Xiaoying Credit Loans and other loans	166,027,798	220,392,866	30,193,699
Operating loss carryforwards	45,998,381	43,757,115	5,994,700
Deposits to institutional cooperators	662,254	1,467,822	201,091
Lease liabilities	13,019,736	10,351,392	1,418,135
Others	21,505	60,350	8,267
Total deferred tax assets	465,805,602	574,364,827	78,687,659
Valuation allowance	(226,317,275)	(307,902,579)	(42,182,480)
Total deferred tax assets, net of valuation allowance	239,488,327	266,462,248	36,505,179
Deferred tax liabilities:
Property and equipment	1,678,634	2,867,083	392,789
Financial guarantee derivatives	—	259,565	35,560
Long-term investments, net of impairment	3,751,275	4,375,796	599,482
Right-of-use assets	12,657,331	9,809,937	1,343,956
Investment in Consolidated Trusts	36,643,382	26,959,491	3,693,435
Investment in Consolidated Partnerships	62,339,878	31,309,764	4,289,420
Undistributed earnings	16,500,000	58,600,000	8,028,167
Others	—	526,630	72,149
Total deferred tax liabilities	133,570,500	134,708,266	18,454,958
(1)Advertising and market related expenses carryforwards are those in excess of deduction limit, that can be carried forward indefinitely, arising from the operation of the Group’s Chinese Mainland subsidiaries, amounting to RMB89,004,878 and RMB45,006,219 (US$6,165,827) as of December 31, 2023 and 2024, respectively. Under Chinese Mainland tax rules, advertising and market related expenses that exceed the limit can be claimed and deducted in the following tax year.

Movement of the valuation allowance is as follows:

	As of	As of
	December 31,	December 31,	As of December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Balance as of January 1	(113,394,230)	(214,884,582)	(226,317,275)	(31,005,340)
Addition	(101,665,571)	(20,828,173)	(86,384,559)	(11,834,636)
Reductions	175,219	9,395,480	4,799,255	657,496
Net change in the valuation allowance	(101,490,352)	(11,432,693)	(81,585,304)	(11,177,140)
Balance as of December 31	(214,884,582)	(226,317,275)	(307,902,579)	(42,182,480)

The Company operates through its subsidiaries, VIEs and subsidiaries of the VIEs. The valuation allowance is considered on an individual entity basis.

As of December 31, 2023 and 2024, the Company had operating loss carryforwards of RMB227,566,693 and RMB178,363,447 (US$24,435,692) respectively from its subsidiaries, VIEs and subsidiaries of the VIEs registered in the Chinese Mainland. The net operating loss carryforwards will expire in years 2025 to 2029, if not utilized.

The tax benefit, net of valuation allowance, recognized during the years ended December 31, 2022, 2023 and 2024 due to the generation of net operating losses carryforwards that can be carried forward to future years amounted to RMB805,389, RMB883,214 and nil, respectively. The tax benefit realized during the year ended December 31, 2023 and 2024 from the utilization of carryforwards where the related deferred tax asset was offset by a valuation allowance amounted to RMB3,927,259, RMB4,876,301 and RMB233,258 (US$31,956) respectively.

The tax benefit, net of valuation allowance, recognized during the years ended December 31, 2022, 2023 and 2024 due to generation of advertising and market related expenses carryforwards amounting to nil, RMB8,239,531 and nil, respectively.

For the years ended December 31, 2022, 2023 and 2024, the Company recorded deferred tax expenses of RMB101,490,352, RMB11,432,693 and RMB81,585,304 (US$11,177,140), respectively, relating to valuation allowance adjustments. The valuation allowance increases during the year ended December 31, 2022 and 2023 were primarily due to change in judgment about the ability of a subsidiary to utilize a beginning-of-the-year deferred tax asset in future years. The change in valuation allowance during the year ended December 31, 2024 primarily reflects (1) a RMB16,931,438 (US$2,319,597) change in judgment about the ability of a subsidiary to utilize a beginning-of-the-year deferred tax asset in future years, (2) establishing RMB67,447,028 (US$9,240,205) allowance for certain deferred tax assets deemed unrecoverable upon initial assessment, with the remaining RMB2,793,162 (US$382,662) attributable to changes in deferred tax assets.

The Group assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. The ultimate realization of deferred tax assets is dependent upon the ability to generate sufficient future taxable income within the carryforward periods provided for in the tax law based on the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carryforwards, including consideration of specific known trends of profits expected to be reflected within the industry, (iii) taxable income in prior carryback years and (iv) tax-planning strategies. On the basis of this evaluation, as of December 31, 2023 and 2024 a valuation allowance of RMB226,317,275 and RMB307,902,579 (US$42,182,480) was recorded respectively to reduce the deferred tax assets to the amount that is more likely than not to be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight is given to subjective evidence such as the Group’s projections for growth.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”), are subject to a 10% withholding income tax. In addition, under tax treaty between the Chinese Mainland and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of Chinese Mainland subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely.

The Group constantly assesses its intent to reinvest the offshore earnings. As of December 31, 2024, the Group does not intend to reinvest certain undistributed earnings of the FIEs that have been generated in the Chinese Mainland, while for the remainder of the undistributed earnings, the Group intended to indefinitely reinvest. The Group has recorded a deferred tax liability of RMB58,600,000 (US$8,028,167) associated with the earnings that are not indefinitely reinvested. The Group paid withholding tax of RMB15,650,000 (US$2,144,041) on distributed earnings during the year. For the earnings the Group intended to indefinitely reinvest, no deferred tax liabilities for withholding taxes have been recorded.

Undistributed earnings of FIEs that are considered to be indefinitely invested amounted to RMB3,761,829,057 on December 31, 2023 and RMB4,255,686,362 (US$583,026,641) on December 31, 2024. All undistributed earnings are still subject to certain taxes upon repatriation, primarily where withholding taxes apply. The related unrecognized deferred tax liabilities were RMB376,182,906 and RMB425,568,636 (US$58,302,664) at a 10% tax rate.

Unrecognized tax benefits

A roll-forward of unrecognized tax benefits is as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Balance at beginning of the year	120,195,925	259,386,286	364,866,929	49,986,564
Additions for tax positions taken in current year	259,386,286	262,052,034	310,256,632	42,504,984
Reductions for tax positions taken in prior years	(110,342,989)	(156,571,391)	(211,667,472)	(28,998,325)
Settlements	(9,852,936)	—	—	—
Balance at end of the year	259,386,286	364,866,929	463,456,089	63,493,223

The accrued interest and penalties related to income taxes as of December 31, 2023 and 2024 is set forth below:

	Year ended December 31,	Year ended December 31,
	2023	2024	2024
	RMB	RMB	US$
Accrued interest and penalties	4,127,348	9,195,253	1,259,745

As of December 31, 2022, 2023 and 2024, the Group’s unrecognized tax benefits consisted of: 1) RMB2,349,049, RMB50,384,562 and RMB107,202,546 (US$14,686,688) arising from charge-offs of loans receivable from Xiaoying Credit Loans and other loans and accounts receivable and contract asset; and 2) RMB257,037,237, RMB314,482,367 and RMB356,253,543 (US$48,806,535) arising from difference in timing for including certain taxable income in tax return.

As of December 31, 2022, 2023 and 2024, nil, RMB102,814,895 and RMB102,814,895 (US$14,085,583) of the unrecognized tax benefit balance, if recognized upon examination settlement or statute expiration, would affect the effective tax rate.

For the year ended December 31, 2022, 2023 and 2024, the increase of accrued interest and penalties related to income taxes was RMB846,825, RMB2,126,378, and RMB5,067,905 (US$694,300), respectively, which were recorded as part of the income tax expense in the consolidated financial statements.